UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21750

Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

Item 1: Schedule of Investments

Item  2: Controls and Procedures

Item 3: Exhibits

SIGNATURES

EX-99.CERT

Item 1: Schedule of Investments.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 145.3%
Equity Investments(1) — 131.0%
United States — 119.7%
MLP(2)(3) — 35.5%
Access Midstream Partners, L.P.(4)	75	$3,432
Atlas Pipeline Partners, L.P.	139	5,385
BreitBurn Energy Partners L.P.	463	8,188
Buckeye Partners, L.P. — Class B Units(5)(6)(7)	219	15,303
Crestwood Midstream Partners LP	241	6,242
Crosstex Energy, L.P.	377	7,064
DCP Midstream Partners, LP	505	24,223
Emerge Energy Services LP(8)	66	1,910
Energy Transfer Partners, L.P.(4)(9)	189	9,680
Enterprise Products Partners L.P.(9)	309	18,356
EV Energy Partners, L.P.	178	6,495
Exterran Partners, L.P.	571	15,936
Global Partners LP	333	11,269
Inergy Midstream, L.P.	595	13,827
Inergy, L.P.	555	7,620
LRR Energy, L.P.	170	2,551
MarkWest Energy Partners, L.P.(4)(8)	345	23,029
Mid-Con Energy Partners, LP	520	12,408
Niska Gas Storage Partners LLC	139	1,966
NuStar Energy L.P.	121	5,043
NuStar GP Holdings, LLC	105	2,485
ONEOK Partners, L.P.	211	10,459
PetroLogistics LP	201	2,414
Plains All American Pipeline, L.P.(8)	1,599	80,828
PVR Partners, L.P.(8)	470	10,905
QEP Midstream Partners, LP(10)	39	877
Regency Energy Partners LP	1,033	27,930
Summit Midstream Partners, LP	132	4,347
SunCoke Energy Partners, L.P.	44	1,017
Sunoco Logistics Partners L.P.	16	1,028
Targa Resources Partners LP(4)	41	2,018
USA Compression Partners, LP	51	1,252
Western Gas Partners, LP	36	2,105
Williams Partners L.P.(4)	312	15,412

		363,004

MLP Affiliates — 33.0%
Enbridge Energy Management, L.L.C.(6)	5,136	154,014
Kinder Morgan Management, LLC(4)(6)	2,291	182,880

		336,894

Marine Transportation & Other — 24.6%
Capital Product Partners L.P.	3,866	34,256
Capital Product Partners L.P. — Class B Units(7)(11)	3,333	31,867
Golar LNG Partners LP	2,024	65,776
KNOT Offshore Partners LP	719	17,295

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Marine Transportation & Other (continued)
Navios Maritime Partners L.P.	1,219	$17,206
Seadrill Limited(4)	401	18,536
Teekay Corporation(4)	31	1,226
Teekay Offshore Partners L.P. — Series A Preferred Units(12)	300	7,410
Teekay Offshore Partners L.P.(4)	1,717	54,543
Transocean Ltd.	80	3,610

		251,725

Midstream & Other Energy — 17.6%
HollyFrontier Corporation(4)	102	4,533
Kinder Morgan, Inc.	944	35,820
Marathon Petroleum Corporation(4)	110	7,962
NiSource Inc.(4)	213	6,229
NRG Yield, Inc.(10)	132	3,682
ONEOK, Inc.(4)	705	36,247
Phillips 66(4)	115	6,549
Spectra Energy Corp.(4)	517	17,115
Targa Resources Corp.(4)	222	15,138
The Southern Company	137	5,689
The Williams Companies, Inc.(4)	1,140	41,325

		180,289

Upstream Income Trust — 7.0%
Enduro Royalty Trust	1,106	17,245
Pacific Coast Oil Trust	1,263	22,940
SandRidge Mississippian Trust II(13)	355	4,748
SandRidge Permian Trust(13)	207	3,018
VOC Energy Trust	1,056	16,158
Whiting USA Trust II	578	7,440

		71,549

Coal — 2.0%
CONSOL Energy Inc.(4)	349	10,900
Peabody Energy Corporation(4)	478	8,216

		19,116

Total United States (Cost — $787,085)		1,222,577

Canada — 11.3%
Upstream Income Trust — 6.9%
Crescent Point Energy Corp.(4)	1,204	43,936
Pengrowth Energy Corporation	4,846	26,651

		70,587

Midstream — 4.4%
Enbridge Inc.	276	11,294
Pembina Pipeline Corporation(4)(9)	1,088	33,797

		45,091

Total Canada (Cost — $123,486)		115,678

Total Equity Investments (Cost — $910,571)		1,338,255

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 14.3%
United States — 13.6%
Upstream — 11.6%
Athlon Energy Inc.	7.375%	4/15/21	$5,600	$5,684
Aurora Oil & Gas Limited	7.500	4/1/20	11,850	11,732
BlackBrush Oil & Gas, L.P.	(14)	6/3/19	8,688	8,819
Clayton Williams Energy Inc.	7.750	4/1/19	8,125	8,328
Comstock Resources, Inc.	9.500	6/15/20	1,000	1,090
CrownRock LP	7.125	4/15/21	4,500	4,477
El Paso Corporation	7.750	1/15/32	3,300	3,480
Halcón Resources Corporation	9.750	7/15/20	14,500	15,044
Midstates Petroleum Company, Inc.	10.750	10/1/20	5,700	5,786
Midstates Petroleum Company, Inc.	9.250	6/1/21	7,800	7,449
Penn Virginia Corporation	8.500	5/1/20	10,300	10,300
Resolute Energy Corporation	8.500	5/1/20	3,775	3,869
Rex Energy Corporation	8.875	12/1/20	11,000	11,440
Rice Drilling B LLC	(15)	10/22/18	5,591	5,479
RKI Exploration & Production, LLC	8.500	8/1/21	7,500	7,500
Sanchez Energy Corporation	7.750	6/15/21	7,750	7,634

				118,111

Coal — 1.0%
Arch Coal, Inc.	7.250	6/15/21	13,500	10,530

Marine Transportation — 0.6%
Genco Shipping & Trading Limited(16)	5.000	8/15/15	5,000	1,525
Teekay Corporation	8.500	1/15/20	4,665	5,061

				6,586

Midstream & Other Energy — 0.4%
SemGroup Corporation	7.500	6/15/21	4,000	4,090

Total United States (Cost — $142,587)				139,317

Canada — 0.7%
Upstream — 0.7%
Athabasca Oil Corporation (Cost — $7,490)	7.500	11/19/17	(17)	6,944

Total Debt Investments (Cost — $150,077)				146,261

Total Long-Term Investments (Cost — $1,060,648)	1,484,516

	Strike Price	Expiration Date	No. of Contracts
Liabilities
Call Option Contracts Written (18)
United States
MLP
Access Midstream Partners, L.P.	$50.00	9/20/13	300	(4)
Energy Transfer Partners, L.P.	50.00	9/20/13	120	(22)
Energy Transfer Partners, L.P.	52.50	9/20/13	120	(6)
Energy Transfer Partners, L.P.	55.00	9/20/13	200	(2)
MarkWest Energy Partners, L.P.	70.00	9/20/13	600	(33)
MarkWest Energy Partners, L.P.	72.50	9/20/13	540	(8)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Value
MLP (continued)
Targa Resources Partners LP	$50.00	9/20/13	200	$(9)
Williams Partners L.P.	50.00	10/18/13	500	(60)

				(144)

MLP Affiliates
Kinder Morgan Management, LLC	80.00	9/20/13	1,125	(107)
Kinder Morgan Management, LLC	80.00	10/18/13	1,125	(222)

				(329)

Marine Transportation & Other
Seadrill Limited	45.00	9/20/13	750	(101)
Seadrill Limited	46.00	10/18/13	1,000	(100)
Teekay Corporation	42.50	9/20/13	300	(5)
Teekay Offshore Partners L.P.	32.00	9/20/13	1,500	(98)
Teekay Offshore Partners L.P.	33.00	10/18/13	1,675	(101)

				(405)

Midstream & Other Energy
HollyFrontier Corporation	46.50	10/18/13	250	(28)
HollyFrontier Corporation	48.50	10/18/13	250	(16)
Marathon Petroleum Corporation	75.00	10/18/13	250	(63)
Marathon Petroleum Corporation	77.50	10/18/13	500	(110)
Marathon Petroleum Corporation	80.00	10/18/13	250	(24)
NiSource Inc.	30.00	9/20/13	190	(3)
NiSource Inc.	31.00	9/20/13	190	(1)
ONEOK, Inc.	52.50	9/20/13	300	(27)
ONEOK, Inc.	55.00	9/20/13	300	(4)
ONEOK, Inc.	52.50	10/18/13	2,250	(270)
ONEOK, Inc.	55.00	10/18/13	750	(38)
Phillips 66	60.00	10/18/13	500	(67)
Spectra Energy Corp.	34.00	10/18/13	780	(43)
Targa Resources Corp.	70.00	9/20/13	180	(14)
Targa Resources Corp.	70.00	10/18/13	260	(39)
The Williams Companies, Inc.	35.00	9/20/13	1,000	(136)
The Williams Companies, Inc.	37.00	9/20/13	700	(22)

				(905)

Coal
CONSOL Energy Inc.	33.00	9/20/13	1,000	(36)
CONSOL Energy Inc.	32.00	10/18/13	1,000	(129)
Peabody Energy Corporation	18.00	9/20/13	2,000	(72)
Peabody Energy Corporation	18.00	10/18/13	1,000	(75)
Peabody Energy Corporation	19.00	10/18/13	1,000	(46)

				(358)

Total United States (Premium Received — $2,614)				(2,141)

Canada
Upstream Income Trust
Crescent Point Energy Corp.	40.00	9/20/13	2,100	(20)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Value
Midstream
Pembina Pipeline Corporation	$33.00	9/20/13	1,000	$(28)
Pembina Pipeline Corporation	30.00	10/18/13	700	(112)

				(140)

Total Canada (Premium Received — $226)				(160)

Total Call Option Contracts Written (Premium Received — $2,840)				(2,301)

Credit Facility				(75,000)
Senior Unsecured Notes				(275,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(120,000)
Other Liabilities				(4,342)

Total Liabilities				(476,643)
Other Assets				13,661
Total Liabilities in Excess of Other Assets				(462,982)

Net Assets Applicable To Common Stockholders				$1,021,534

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 24.7% of its total assets invested in publicly-traded partnerships at August 31, 2013. It is the Fund’s intention to be treated as a RIC for tax purposes.

(3)	Includes limited liability companies.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	On September 1, 2013, all of Buckeye Partners, L.P. Class B Units were converted into common units on a one-for-one basis. As of August 31, 2013, the Fund valued the Class B Units at the same price as the common units.

(6)	Distributions are paid-in-kind.

(7)	Fair valued security, restricted from public sale.

(8)	The Fund believes that it is an affiliate of Emerge Energy Services LP., MarkWest Energy Partners, L.P., Plains All American Pipeline, L.P. and PVR Partners, L.P.

(9)	In lieu of cash distributions, the Fund has elected to receive distributions in additional units/stock through the issuer’s dividend reinvestment program.

(10)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(11)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(12)	Series A Preferred Units represent preferred equity interests in Teekay Offshore Partners L.P. (“TOO”). The Series A Preferred Units are perpetual and are senior to the common units in terms of liquidation preference and priority of distributions. Series A Preferred Units do not have any conversion or exchange rights and pay quarterly cash distributions of $0.453125 per unit. At any time on or after April 30, 2018, TOO may redeem the Series A Preferred Units at a redemption price of $25.00 per unit plus all accumulated and unpaid distributions.

(13)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(14)	Floating rate first lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.25% LIBOR floor (7.75% as of August 31, 2013).

(15)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 725 basis points with a 1.25% LIBOR floor (8.50% as of August 31, 2013).

(16)	Security is convertible into common shares of the issuer.

(17)	Principal amount is 7,500 Canadian dollars.

(18)	Security is non-income producing.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At August 31, 2013, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P.
Class B Units	(2)	(3)	219	$10,002	$15,303	70.00	1.5%	1.0%
Capital Product Partners L.P.
Class B Units	5/21/12	(3)	3,333	27,873	31,867	9.56	3.1	2.1

Total				$37,875	$47,170		4.6%	3.1%

Level 2 Investments(4)
Senior Notes and Secured Term Loans
Athabasca Oil Corporation	(2)	(3)	(5)	$7,490	$6,944	n/a	0.7%	0.5%
Athlon Energy Inc.	(2)	(3)	$5,600	5,658	5,684	n/a	0.6	0.4
Aurora Oil & Gas Limited	(2)	(3)	11,850	11,911	11,732	n/a	1.1	0.8
BlackBrush Oil & Gas, L.P.	(2)	(6)	8,688	8,648	8,819	n/a	0.9	0.6
CrownRock LP	(2)	(6)	4,500	4,500	4,478	n/a	0.5	0.2
Midstates Petroleum Company, Inc.	(2)	(3)	5,700	5,894	5,786	n/a	0.6	0.4
Midstates Petroleum Company, Inc.	(2)	(3)	7,800	7,800	7,449	n/a	0.7	0.5
Rex Energy Corporation	(2)	(3)	11,000	11,029	11,440	n/a	1.1	0.8
Rice Drilling B LLC	(2)	(6)	5,591	5,526	5,479	n/a	0.5	0.4
RKI Exploration & Production, LLC	7/15/13	(6)	7,500	7,500	7,500	n/a	0.7	0.5
Sanchez Energy Corporation	(2)	(3)	7,750	7,750	7,634	n/a	0.7	0.5
SemGroup Corporation	6/7/13	(3)	4,000	4,000	4,090	n/a	0.4	0.2

Total				$87,706	$87,035		8.5%	5.8%

Total of all restricted securities				$125,581	$134,205		13.1%	8.9%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Security was acquired at various dates during the nine months ended August 31, 2013 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly-traded company.

(4)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(5)	Principal amount is 7,500 Canadian dollars.

(6)	Unregistered security of a private company.

At August 31, 2013, the cost basis of investments for federal income tax purposes was $1,078,180. At August 31, 2013, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$460,267
Gross unrealized depreciation	(53,931)

Net unrealized appreciation	$406,336

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2013, and the Fund presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$1,338,255	$1,291,085	$—	$47,170
Debt investments	146,261	—	146,261	—

Total assets at fair value	$1,484,516	$1,291,085	$146,261	$47,170

Liabilities at Fair Value
Call option contracts written	$2,301	$—	$2,301	$—

	$2,301	$—	$2,301	$—

For the nine months ended August 31, 2013, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2013.

Equity Investments
Balance — November 30, 2012	$37,589
Purchases	—
Issuances	663
Transfers out	—
Realized gains (losses)	—
Unrealized gains, net	8,918

Balance — August 31, 2013	$47,170

The $8,918 of unrealized gains presented in the table above for the nine months ended August 31, 2013 relate to investments that are still held at August 31, 2013. The issuance of $663 for the nine months ended August 31, 2013 relates to additional units received from Buckeye Partners, L.P. (Class B Units).

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund. The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of August 31, 2013
Call options	Call option contracts written	$(2,301)

The following table sets forth the effect of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	For the Nine Months Ended August 31, 2013
		Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$5,471	$634
Interest rate swap contract	Interest rate swap contract	25	—

		$5,496	$634

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2013, the Fund had the following investment concentrations.

Category	Percent of Total Assets
Securities of energy companies	97.8%
Equity securities	89.3%
Debt securities	9.8%
MLP securities	24.7%
Largest single issuer	12.2%
Restricted securities	8.9%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 26, 2013 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2: Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits.

1.  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 30, 2013

/s/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 30, 2013